As filed with the Securities and Exchange Commission on February 20, 2009

Registration No. 333-24495 and 811-08167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 17 (x)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 18 (x)

(Check appropriate box or boxes)

DRYDEN SMALL-CAP CORE EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521

Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

(x) immediately upon filing pursuant to paragraph (b)

on (----) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (----) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (----) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment

[Insert SCC Pros]

[Insert SCC SAI]

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)(1) Articles of Incorporation. (1)

(2) Articles of Amendment. (2)

(3) Articles of Amendment. (6)

(4) Articles of Amendment dated June 30, 2003. (14)

(5) Articles Supplementary dated July 17, 2003. (14)

(6) Articles of Amendment dated December 9, 2003. (14)

(7) Articles Supplementary dated October 30, 1998. (15)

(8) Articles Supplementary (18)

(b) Amended and Restated By-Laws dated November 16, 2004. (15)

(c) Instruments defining rights of shareholders. (2)

(d) (1) Management Agreement between the Registrant and Prudential Investments LLC. (9)

(2) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. (10)

(3) Amendment to Subadvisory Agreements among Prudential Investments LLC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC (QMA). (15)

(e)(1) Distribution Agreement between the Registrant and Prudential Investment Management Services

LLC. (18)

(2) Selected Dealer Agreement. (3)

(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and The Bank of New York (BNY) dated June 6, 2005. (16)

(2) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. (16)

(3) Amendmentdated December 27, 2007 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the JennisonDryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(2) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the JennisonDryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(3)     Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement of on Form N1-A as filed with the ommission on December 29, 2008 (File No. 33-50476).

(i)(1) Opinion and Consent of Counsel. (11)

(2) Opinion and Consent of DLA Piper Rudnick Gray US LLP as to the legality of the securities being registered. (18)

(j) Consent of Independent Registered Public Accounting Firm. *

(k) Not applicable.

(l) Not applicable.

(m)(1) Amended and Restated Distribution and Service Plan for Class A Shares. (4)

(2) Amended and Restated Distribution and Service Plan for Class B Shares. (4)

(3) Amended and Restated Distribution and Service Plan for Class C Shares. (4)

(4) Distribution and Service Plan for Class R Shares. (18)

(5) Rule 12b-1 Fee Waiver for Class R Shares. *

(n) Amended and Restated Rule 18f-3 Plan. (18)

(o) Not applicable.

(p)(1) Code of Ethics of the Registrant dated January 14, 2008, incorporated by reference to Jennison Natural Resources Fund, Inc. Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (33-15166) filed via EDGAR on July 31, 2008.

(2) Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, dated January 14, 2008, incorporated by reference to Jennison Natural Resources Fund, Inc. Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (33-15166) filed via EDGAR on July 31, 2008.

(q) Power of Attorney dated July 1, 2008. Incorporated by reference to Jennison Natural Resources Fund, Inc. Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (33-15166) filed via EDGAR on July 31, 2008.

__________________________________________________________

* Filed Herewith

(1) Incorporated by reference to the Registration Statement on Form N-1A filed on or about April 3, 1997 (File Nos. 333-24495 and 811-08167).

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on August 19, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on June 10, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on April 1, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on March 24, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on May 30, 2000.

(7) Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 23 to the Registration Statement filed on Form N-1A on July 31, 2001 of Jennison Natural Resources Fund, Inc. (File No. 33-15166).

(8) Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 39 to the Registration Statement filed on Form N-1A on January 29, 2003 of Jennison Sector Funds, Inc. (File No. 2-72097).

(9) Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on December 28, 2001.

(10) Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on December 28, 2001.

(11) Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on December 28, 2001.

(12) Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on December 28, 2001.

(13) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on December 30, 2002.

(14) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-24495) filed on January 30, 2004.

(15) Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A (File No. 333-24495) filed on December 20, 2004.

(16) Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-24495) filed on December 30, 2005.

(17) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 33-15166) filed on July 31, 2006.

(18) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 333-24495) filed on December 29, 2006.

Item 24. Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and by the Maryland General Corporation Law (the ”MGCL”) and pursuant to Article VI of the Registrant’s charter and Article V of the Registrant’s Amended and Restated By-Laws (Exhibit (b)(3) to the Registration Statement), the Registrant shall indemnify present and former officers and directors, (and persons who serve or served as the officer or director of certain other enterprises at the Registrant’s request) and, to the extent authorized by the Registrant’s Board of Directors, employees and agents of the Registrant, against judgments, fines, settlements and expenses and may advance expenses to such parties, to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party (or threatened to be made a party) to any proceeding by reason of their service in such capacity, unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL does not permit indemnification in respect of any proceeding by or in the right of the Registrant in which a person is found liable to the Registrant or, except in limited circumstances, for proceedings brought against the Registrant. A Maryland corporation may be required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties. Pursuant to Article VI, Section 2 of the Registrant’s charter, directors and officers of the Registrant shall not be liable to the Registrant or its stockholders for monetary damages, to the extent permitted by law (including the MGCL and the 1940 Act), provided that this provision shall not be deemed to protect any officer or director against liability for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Under Maryland law, such limitation on liability will also not apply to (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 8 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement), as amended by Amendment to Subadvisory Agreements (Exhibit (d)(3) to the Registration Statement), limit the liability of Prudential Investments LLC (PI) and Quantitative Management Associates LLC (QMA), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. The Registrant hereby undertakes that it will apply the indemnification provisions of its charter and By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied. Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one’s office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Under its charter and By-Laws, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff’s position on Section 17(h) advances will be limited in the following respect: (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement); (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; (3) Such promise must be secured by a surety bond or other suitable insurance; and (4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26. Business and other Connections of the Investment Adviser.

(a) Prudential Investments LLC (PI) See “How the Fund is Managed-Manager” in the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of this Registration Statement. The business and other connections of the directors and principal executive officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

(b) Quantitative Management Associates LLC (QMA) See ”How the Fund is Managed-Investment Subadviser” in the Prospectus and ”Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of this Registration Statement. The business and other connections of the directors and executive officers of Quantitative Management Associates LLC are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-62692), as most recently amended, the text of which is hereby incorporated by reference.

Item 27. Principal Underwriter.

(a) Prudential Investment Management Services LLC (PIMS) PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Dryden Global Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc.,Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison Mid-Cap Growth Fund, Inc., JennisonDryden Portfolios, Prudential World Fund, Inc., Target Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., JennisonDryden Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b) The business and other connections of PIMS’s sole member (PIFM Holdco, Inc.) and principal officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon Corp. (BNY), One Wall Street, New York, New York 10286, Quantitative Management Associates LLC, Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC (PMFS), Gateway Center Three, 10th Floor, 100 Mulberry Street, Newark, New Jersey 07102. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11), 31a-1(f), 31a-1(b)(4) and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.

Item 29. Management Services.

Other than as set forth under the caption “How the Fund is Managed” in the Prospectus and the caption “Management and Advisory Arrangements” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 20th day of February 2009.

DRYDEN SMALL-CAP CORE EQUITY FUND, INC.

*Judy A. Rice

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Kevin J. Bannon	Director
*Linda W. Bynoe	Director
*David E. A. Carson	Director
*Michael S. Hyland	Director
*Robert E. La Blanc	Director
*Robert F. Gunia	Director
*Douglas H. McCorkindale	Director
*Stephen P. Munn	Director
*Richard A. Redeker	Director
*Judy A. Rice	Director and President (Principal Executive Officer)
*Robin B. Smith	Director
*Stephen Stoneburn	Director
*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
* By: /s/Jonathan Shain Jonathan Shain	Attorney-in-Fact	February 20, 2009

Dryden Small-Cap Core Equity Fund, Inc.

Exhibit Index

Item 23

Exhibit No. Description

(j)	Consent of Independent Registered Public Accounting Firm

(m)(5)	Rule 12b-1 Fee Waiver for Class R Shares